Deferred revenue (Tables)	12 Months Ended
Mar. 31, 2018
Deferred revenue
Schedule of deferred revenue, by type

	March 31,
	2017	2018
Global Distribution System provider	866,712	1,365,932
Loyalty program	131,142	104,778
Other	411	—

Total	998,265	1,470,710

Non-current	458,703	599,612
Current	539,562	871,098

Total	998,265	1,470,710

Summary of changes in deferred revenue

	March 31,
	2017	2018
At 1 April	1,358,847	998,265
Deferred during the year	52,171	1,098,695
Recorded in statement of profit or loss	(412,752)	(626,250)

At 31 March	998,265	1,470,710